Long-Term Debt - Schedule of Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 25, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 10,638
2023	8,510
2024	8,510
2025	8,510
2026	8,510
Thereafter	806,322
Long-term debt	$ 851,000